U.S. Securities and Exchange Commission
                        Washington, D.C.  20549

                                Form 24F-2
                    Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



1.  Name and address of Issuer:

    Merrill Lynch Institutional Intermediate Fund
    P.O. Box 9011
    Princeton, N.J.  08543-9011


2. Name of each series or class of funds for which this notice is filed:

    Merrill Lynch Institutional Intermediate Fund


3.  Investment Company Act File Number:   811-4839

    Securities Act File Number:   33-8708


4.  Last day of fiscal year for which this notice is filed:

                    October 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                     [  ]

6.  Date of termination of issuer's declaration under rule
    24f-2(a)(1), if applicable:



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

      		43,021,550 shares


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


      		4,342,322 shares		$ 42,858,718

(Based on Proposed Maxiumum Offering Price of $9.87 per Form N-1A)

9. Number and aggregate sale price of securities sold during the fiscal year:

       		3,882,796 shares           $ 37,917,544


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                     None



11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:


   		337,528 shares                 $ 3,051,008


12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities
           sold during the fiscal year in
           reliance on rule 24f-2
           (from Item 10):                        $ 0

     (ii)  Aggregate price of shares issued
           in connection with dividend
           reinvestment plans (from Item
           11, if applicable):                    + $3,051,008

     (iii)Aggregate price of shares redeemed
          or repurchased during the fiscal
          year (if applicable):                   - $57,846,478

     (iv) Aggregate price of shares redeemed
          or repurchased and previously
          applied as a reduction to
          filing fees pursuant to rule
          24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
          sold and issued during the
          fiscal year in reliance upon
          rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)]
          (if applicable):                              $ 0

     (vi) Multiplier prescribed by Section
          6(b) of the Securities Act of
          1933 or other applicable law or
          regulation (see Instruction C.5):       x    1/3300

     (vii)Fee due [line (i) or line (v)
          multiplied by line (vi)]:               $0


13.Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
     (17 CFR 202.3a).

                                                       [  ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



                               SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By

	/s/ Jerry Weiss
	Jerry Weiss, Secretary


     Date  December 19, 1996